Consolidated Balance Sheets (Parentheticals) $ in Thousands	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 € / shares	Dec. 31, 2014 USD ($)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts | $	$ 470,064		$ 418,508
Preference shares, no par value (in Euros) | € / shares		€ 1
Common stock no par value (in Euros) | € / shares		€ 1
Common stock authorized	392,462,972
Common stock issued	312,152,901
Common stock outstanding	304,603,950